UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended: 12/31/06


Check here if Amendment [ ]; Amendment Number:  _______

  This Amendment (Check only one.): [ ] is a restatement.

                                    [x] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Income Research & Management
Address:  Two International Place
          23rd floor
          Boston, MA 02110-4106

Form l3F File Number: 28-10329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Christina Gaughran
Title: Vice President
Phone: (617) 330-9333

Signature, Place, and Date of Signing:



Christina Gaughran                 Boston, MA              2/2/2007
------------------               -------------             --------
   [Signature]                   [City, State]              [Date]



Report Type (Check only one.):

[x] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: 263,523
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

COLUMN 1                      COLUMN 2           COLUMN 3  COLUMN 4   COLUMN 5              COLUMN 6    COLUMN 7      COLUMN 8
NAME OF ISSUER                TITLE OF CLASS      CUSIP     MARKET    SHRS OR   SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                                                           DISCRETION   MANAGERS  SOLE  SHARED  NONE
WALT DISNEY                   NOTE 2.125% 4/1   254687AU0   22,250    18,245    PRN    P      SOLE        NONE      0     0     NONE
DOMINION RESOURCES            NOTE 2.125%12/1   25746UAT6    5,754     5,005     SH           SOLE        NONE      0     0     NONE
DUKE ENERGY                   NOTE 1.750% 5/1   264399EJ1    9,482     6,535    PRN    P      SOLE        NONE      0     0     NONE
DIAMOND OFFSHORE DRILLING     DBCV 1.500%       25271CAE2    4,838     2,960    PRN    P      SOLE        NONE      0     0     NONE
COMCAST CORP                  CL A              20030N101      233     5,500     SH           SOLE        NONE      0     0     NONE
CITIGROUP                     COM               172967101    1,397    25,080     SH           SOLE        NONE      0     0     NONE
BRISTOLMYER                   DBCV 9/1          110122AN8   14,714    14,680    PRN    P      SOLE        NONE      0     0     NONE
CSX CORP                      DBCV 10/3         126408GA5    5,755     4,665    PRN    P      SOLE        NONE      0     0     NONE
JOHNSON & JOHNSON             SDCV 7/2          02261WAB5    9,828    10,830    PRN    P      SOLE        NONE      0     0     NONE
GENERAL MOTORS (sh)           DEB SR CONV B     370442733    3,138   147,650     SH    P      SOLE        NONE      0     0     NONE
INTEL CORP                    SDCV 2.950%12/1   458140AD2      630       695     SH    C      SOLE        NONE      0     0     NONE
ISHARES MSCI EAFE INDEX FUND  MSCI EAFE         464287465      194     2,650     SH           SOLE        NONE      0     0     NONE
ISHARES RUSSEL 2000           RUSSELL 20        464287655      422     5,400     SH           SOLE        NONE      0     0     NONE
LEHMANCENDANT                 NOTE              524908MP2    5,386     6,365     SH           SOLE        NONE      0     0     NONE
LOCKHEED MARTIN               DBCV 8/1          539830AP4   15,851    11,885    PRN    P      SOLE        NONE      0     0     NONE
LOWES COMPANIES               NOTE 0.861        548661CG0   13,691    12,648    PRN    P      SOLE        NONE      0     0     NONE
MARSH MACLEN                  COM               571748102      996    32,500     SH           SOLE        NONE      0     0     NONE
MASCO CORP                    NOTE 7/2          574599BB1   11,320    24,150    PRN    P      SOLE        NONE      0     0     NONE
MATTEL                        COM               577081102      207     9,152     SH           SOLE        NONE      0     0     NONE
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0    9,196     8,650    PRN           SOLE        NONE      0     0     NONE
MERCK                         COM               589331107      371     8,500     SH           SOLE        NONE      0     0     NONE
MERRILL                       NOTE 3/1          590188W46   16,743    12,620    PRN    P      SOLE        NONE      0     0     NONE
MILACRON INC                  COM               598709103       33    40,972     SH           SOLE        NONE      0     0     NONE
MOTOROLA                      COM               620076109      329    16,000     SH           SOLE        NONE      0     0     NONE
SPRINT                        NOTE 5.250        65332VAY9   12,579    12,480    PRN           SOLE        NONE      0     0     NONE
NORTHROP                      COM               666807102      619     9,150     SH           SOLE        NONE      0     0     NONE
PPL ENERGY                    NOTE 2.625% 5/1   69352JAE7    8,076     5,600    PRN    P      SOLE        NONE      0     0     NONE
PFIZER INC                    COM               717081103       92     3,550     SH           SOLE        NONE      0     0     NONE
QWEST COMMUNICATIONS          COM               749121109      251    30,000     SH           SOLE        NONE      0     0     NONE
RAYMOND JAMES                 COM               754730109      427    14,083     SH           SOLE        NONE      0     0     NONE
SCHLUMBERGER SER B            DBCV 2.125%       806857AD0    3,869     2,355    PRN    P      SOLE        NONE      0     0     NONE
SOLECTRON                     COM               834182107       50    15,500     SH           SOLE        NONE      0     0     NONE
SUN MICROSYSTEMS              COM               866810104       92    17,000     SH           SOLE        NONE      0     0     NONE
TEVA PHARM FIN                DBCV 0.250% 2/0   88163VAE9    6,034     6,320    PRN    P      SOLE        NONE      0     0     NONE
MMM COMPANY                   NOTE 11/2         88579YAB7   14,765    16,135    PRN    P      SOLE        NONE      0     0     NONE
TIME WARNER                   COM               887317105      355    16,300     SH           SOLE        NONE      0     0     NONE
TRANSOCEAN SEDCO              DBCV 1.500%       893830AD1    4,589     3,920    PRN    P      SOLE        NONE      0     0     NONE
TRAVELERS (sh)                NT CV JR 2032     89420G307   16,704   637,550     SH           SOLE        NONE      0     0     NONE
TRI CONTINENTAL               COM               895436103      125     5,606     SH           SOLE        NONE      0     0     NONE
TRIBUNETWX (sh)               SB DB EXCH        896047305    4,010    58,434     SH           SOLE        NONE      0     0     NONE
WACHOVIA CORP                 COM               929903102       46       800     SH           SOLE        NONE      0     0     NONE
WELLS FARGO                   DBCV 5/0          949746FA4   20,754    20,510    PRN    R      SOLE        NONE      0     0     NONE
WYETH                         DBCV              983024AD2   17,326    15,625    PRN    P      SOLE        NONE      0     0     NONE